First Trust California Municipal High Income ETF Investment Objectives and Goals - First Trust California Municipal High Income ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust California Municipal High Income ETF (FCAL)
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The First Trust California Municipal High Income ETF’s (the “Fund”) primary investment objective is to seek to provide current income that is exempt from regular federal income taxes and California income taxes, and its secondary objective is long-term capital appreciation.